                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 09-30-2007
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Litespeed Management LLC
       -------------------------------------------------------------------------

Address: 237 Park Avenue, Suite 900
         -----------------------------------------------------------------------
         New York, NY  10017
         -----------------------------------------------------------------------

         -----------------------------------------------------------------------


Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
       -------------------------------------------------------------------------
Title: Managing Member
       -------------------------------------------------------------------------
Phone: 212-808-7420
       -------------------------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Jamie Zimmerman                New York, NY                  Nov. 13, 2007
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -------------
Form 13F Information Table Entry Total:
                                            -------------
Form 13F Information Table Value Total:
                                            -------------
                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________

9/30/2007 -- FORM 13F
Page 1
CIK: 1292975
CCC: ww6dh@ho


                            VALUATION CURRENCY: USD
                            -----------------------

           ITEM 1           ITEM 2    ITEM 3       ITEM 4         ITEM 5          ITEM 6        ITEM 7          ITEM 8
           ------           ------    ------       ------         ------          ------        ------          ------
       Name of Issuer       Title     Cusip        Fair        Shares of        Investment      Managers    Voting Authority
                             of       Number       Market      Principal        Descretion
                            Class                  Value        Amount      Sole  Shared  Other            Sole      Shared  Other
ALCOA INC                   COMMON  013817101  27,931,680.00   714,000 N     X                   LITE       714,000    0     0
ALLIANCE DATA SYSTEM CORP   COMMON  018581108   1,703,680.00    22,000 N     X                   LITE        22,000    0     0
ALDABRA 2 ACQ CORP          COMMON  01408A103     689,250.00    75,000 N     X                   LITE        75,000    0     0
WTS ALDABRA 2 ACQ CORP PEN  COMMON  01408A111     187,800.00   125,200 N     X                   LITE       125,200    0     0
ALCAN INC                   COMMON  013716105  14,511,600.00   145,000 N     X                   LITE       145,000    0     0
CERIDIAN CORP               COMMON  156779100  11,186,280.00   322,000 N     X                   LITE       322,000    0     0
CYTYC CORP                  OTC EQ  232946103  41,727,105.00   875,700 N     X                   LITE       875,700    0     0
EMC CORP/MASS CALL OPT      CALL OP 268648902   2,240,000.00   400,000 C     X                   LITE       400,000    0     0
FOOT LOCKER INC             COMMON  344849104  17,698,485.00 1,154,500 N     X                   LITE     1,154,500    0     0
GENESCO INC                 COMMON  371532102  13,059,403.00   283,100 N     X                   LITE       283,100    0     0
STREETTRACKS GOLD TRUST     COMMON  863307104  12,680,475.00   172,500 N     X                   LITE       172,500    0     0
HARMAN INTERNATIONAL        COMMON  413086109   3,806,880.00    44,000 N     X                   LITE        44,000    0     0
HILTON HOTELS CORP          COMMON  432848109  16,741,049.00   360,100 N     X                   LITE       360,100    0     0
ICO GLOBAL COMMUNICATION H  OTC EQ  44930K108   4,652,823.00 1,337,018 N     X                   LITE     1,337,018    0     0
KAISER ALUMINUM CORP        OTC EQ  483007704  25,054,608.00   355,032 N     X                   LITE       355,032    0     0
KANSAS CITY SOUTHERN INDS   COMMON  485170302  19,562,577.00   608,100 N     X                   LITE       608,100    0     0
KELLWOOD CO                 COMMON  488044108   1,543,025.00    90,500 N     X                   LITE        90,500    0     0
LENNAR CORP-CALL OPT        CALL OP 526057904      18,160.00   363,200 C     X                   LITE       363,200    0     0
LYONDELL PETROCHEMICAL CO   COMMON  552078107   8,713,800.00   188,000 N     X                   LITE       188,000    0     0
MIDWEST EXPRESS HOLDINGS    COMMON  597911106  21,251,755.00 1,291,900 N     X                   LITE     1,291,900    0     0
MARSHALL & ILSLEY CORP      COMMON  571837103  24,091,008.00   550,400 N     X                   LITE       550,400    0     0
WTS A MIRANT CORP           OTC EQ  60467R118  11,179,561.00   526,097 N     X                   LITE       526,097    0     0
MTR GAMING GROUP INC        OTC EQ  553769100  15,877,933.00 1,666,100 N     X                   LITE     1,666,100    0     0
MOSYS INC                   OTC EQ  619718109  22,684,733.00 3,213,135 N     X                   LITE     3,213,135    0     0
SLM CORPORATION             COMMON  78442P106  31,540,450.00   635,000 N     X                   LITE       635,000    0     0
ISHARES SILVER TR           COMMON  46428Q109     682,750.00     5,000 N     X                   LITE         5,000    0     0
TARRAGON REALTY INVESTORS   OTC EQ  876287103   3,590,710.00 1,370,500 N     X                   LITE     1,370,500    0     0
THERAVANCE INC              OTC EQ  88338T104  28,461,581.00 1,090,900 N     X                   LITE     1,090,900    0     0
ZILOG INC NEW               OTC EQ  989524301   4,998,150.00 1,373,118 N     X                   LITE     1,373,118    0     0

               Total Under Management:        388,067,311.00